Equity (Tables)	6 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of warrants activity
Number of shares	Weighted average life	Expiration dates

Balance of warrants outstanding as of July 1, 2019	2,396,747	4.68 years	*

Balance of warrants outstanding as of December 31, 2019	2,396,747	4.18 years	*

Balance of warrants outstanding as of July 1, 2020	2,396,747	3.67 years	*

Decrease for reverse stock split	(2,157,073)

Balance of warrants outstanding as of December 31, 2020	239,674	3.17 years	*

*	Among the 239,674 shares of warrants, 35,972 shares will expire on November 20, 2022, 203,702 shares will be expire on May 23, 2024.